TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities Tables
Schedule of due to affiliate	Due to affiliate is comprised of the following amounts:

	June 30, 2013	December 31, 2012
Management fees	$1,499	$3,392
Incentive compensation	878	—
Purchase price payable	1,254	1,744

	$3,631	$5,136

Due to Newcastle is comprised of the following amounts due to Newcastle as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Management fees payable to Newcastle	$3,392	$39
Reimbursable expenses payable to Newcastle	1,744	119

	$5,136	$158